Nature of the Organization and Business (Tables)	6 Months Ended
Dec. 31, 2024
Nature of the Organization and Business [Abstract]
Schedule of Company’s Major Subsidiaries, VIEs and Subsidiaries of the VIEs

As of December 31, 2024, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
BaiJiaYun Limited (“BJY”)	April 22, 2021	Cayman Islands	100%	Investment holding
Subsidiaries of BJY
BaiJia Cloud Limited (“BaiJiaYun HK”)	May 6, 2021	Hong Kong	100%	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”)	September 6, 2021	PRC	100%	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”)	October 27, 2021	PRC	100%	Provision of cloud computing services
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”)	September 13, 2021	PRC	100%	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”)	January 21, 2022	PRC	100%	Provision of cloud computing services
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”)	December 28, 2022	PRC	100%	Investment holding

VIEs
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”)	May 22, 2017	PRC	100% owned through VIE agreements	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “)	October 12, 2019	PRC	100% owned through VIE agreements	Provision of cloud computing services

VIEs’ Subsidiaries
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”)	June 13, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”)	June 18, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”)	April 8, 2019	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”)	June 23, 2020	PRC	100% owned by VIE	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”)	January 7, 2021	PRC	51% owned by VIE	Provision of cloud computing services
	Date of	Place of	Ownership
Name of Entity	Incorporation	Incorporation	Percentage	Principal Activities
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”)	April 13, 2021	PRC	51% owned by VIE	Provision of cloud computing services
Wuhan BaiJiaShiLian Technology Co., Ltd. (“Wuhan BaiJiaShiLian”)	December 12, 2018	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”)	November 3, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”)	October 22, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”)	May 29, 2012	PRC	100% owned by VIE	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co.,	September 16, 2022	PRC	100% owned by VIE	Provision of cloud
Ltd. (“Guangxi Hengsheng”)				computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”)	August 30, 2022	PRC	100% owned by VIE	Provision of cloud computing services
BaiJiaYun Technology Development (Shaanxi) Co., Ltd. (“Shaanxi BaiJiaYun”)	January 4, 2023	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Baijia Yunlong Technology Co., Ltd (“Baijia Yunlong”)	April 12, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	January 13, 2021	PRC	100% owned by VIE	Provision of cloud computing services
Xinjiang BaiJiaYun Technology Co., Ltd.(“Xinjiang BaiJiaYun”)	March 28, 2005	PRC	51% owned by VIE	Provision of cloud computing services
Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”)	December 1, 2014	PRC	100% owned by VIE	Provision of cloud computing services
Zhejiang Baijiayun Technology Co., Ltd. (“Zhejiang BaiJiaYun”)	January 16, 2023	PRC	100% owned by VIE	Provision of cloud computing services
Guangzhou BaiJiaYun Technology Co., Ltd.(“Guangzhou BaiJiaYun”)	April 16, 2024	PRC	100% owned by VIE	Provision of cloud computing services
Wuhan Baijia Cloud Technology Co.,Ltd.(“Wuhan BaiJiaYun”)	August 7, 2017	PRC	100% owned by VIE	Provision of cloud computing services
Baijiayi Digital Technology (Henan) Co., Ltd.	April 8, 2015	PRC	51% owned by VIE	Provision of cloud computing services

Schedule of Consolidated Financial Statements

The following amounts and balances of the VIEs and their subsidiaries were included in the Company’s unaudited condensed consolidated financial statements after the elimination of intercompany balances and transactions as of December 31, 2024 and June 30, 2024 for the period then ended:

	As of December 31, 2024	As of June 30, 2024
	(in U.S. dollars)
ASSETS
Current assets
Cash and cash equivalents	6,179,297	5,433,349
Restricted cash	373,175	374,824
Short-term investments	—	4,269
Notes receivable	39,565	177,663
Accounts receivable, net	27,841,345	22,280,835
Prepayments	6,480,213	4,554,671
Prepayments - related parties	64,622	—
Inventories	8,991,525	4,700,910
Prepaid expenses and other current assets, net	1,839,010	6,302,420
Total current assets	51,808,752	43,828,941

Property and equipment, net	89,477	122,837
Intangible assets, net	8,114,006	7,720,451
Operating lease right of use assets, net	573,698	683,373
Deferred tax assets, net	3,091,390	2,964,354
Goodwill	1,419,216	1,425,485
Other non-current assets	401,181	317,707
Total non-current assets	13,688,968	13,234,207
Total assets	65,497,720	57,063,148

LIABILITIES
Current liabilities
Short-term borrowings	7,795,268	7,155,438
Accounts and notes payable	10,597,897	8,086,007
Accounts payable - related parties	384,379	—
Contract liabilities	12,996,029	8,408,893
Income tax payable	601,105	656,635
Deferred revenue	620,861	874,524
Due to related parties	57,540	115,588
Operating lease liabilities, current	213,216	109,822
Accrued expenses and other liabilities	2,054,332	3,352,401
Total current liabilities	35,320,627	28,759,308

Deferred tax liabilities	538,502	593,055
Operating lease liabilities, non-current	393,972	503,847
Total non-current liabilities	932,474	1,096,902
Total liabilities	36,253,101	29,856,210
	For the Six Months Ended
	December 31, 2024	December 31, 2023
Revenues	24,849,437	29,826,722
Cost of revenues	(19,584,369)	(19,733,057)
Total operating expenses	(4,544,226)	(23,118,852)
Net income(loss)	3,758,705	(13,142,002)
Net cash provided by (used in) operating activities	89,397	(224,095)
Net cash (used in) provided by investing activities	(15,148)	5,069,969
Net cash provided by (used in) financing activities	682,765	(9,983,033)